Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Financial Services Portfolio

May 31, 2020

FIN-QTLY-0720
1.802171.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Banks - 32.3%
Diversified Banks - 16.6%
Bank of America Corp.	968,400	$23,357,808
Citigroup, Inc.	515,000	24,673,650
Wells Fargo & Co.	642,290	17,001,416
		65,032,874
Regional Banks - 15.7%
Ameris Bancorp	72,800	1,763,944
Bank OZK (a)	145,200	3,265,548
BOK Financial Corp.	20,600	1,049,364
Cadence Bancorp Class A	250,700	2,023,149
Cullen/Frost Bankers, Inc.	18,600	1,413,042
East West Bancorp, Inc.	61,000	2,131,950
First Horizon National Corp.	366,900	3,430,515
First Interstate Bancsystem, Inc.	67,100	2,096,875
Great Western Bancorp, Inc.	79,100	1,126,384
Huntington Bancshares, Inc.	679,600	6,041,644
KeyCorp	258,100	3,058,485
M&T Bank Corp.	32,500	3,433,950
PNC Financial Services Group, Inc.	44,900	5,120,396
Regions Financial Corp.	349,400	3,951,714
Signature Bank	30,300	3,118,173
Truist Financial Corp.	283,018	10,409,402
WesBanco, Inc.	109,300	2,341,206
Wintrust Financial Corp.	90,700	3,842,052
Zions Bancorp NA	58,500	1,924,943
		61,542,736

TOTAL BANKS		126,575,610

Capital Markets - 20.9%
Asset Management & Custody Banks - 7.7%
Affiliated Managers Group, Inc.	60,300	4,017,186
AllianceBernstein Holding LP	222,873	5,565,139
Bank of New York Mellon Corp.	185,300	6,887,601
BlackRock, Inc. Class A	200	105,728
Northern Trust Corp.	67,300	5,317,373
State Street Corp.	135,900	8,284,464
		30,177,491
Financial Exchanges & Data - 2.0%
Cboe Global Markets, Inc.	73,200	7,792,872
Investment Banking & Brokerage - 11.2%
Goldman Sachs Group, Inc.	62,400	12,260,976
Morgan Stanley	480,200	21,224,840
Raymond James Financial, Inc.	70,600	4,891,168
Virtu Financial, Inc. Class A	225,300	5,373,405
		43,750,389

TOTAL CAPITAL MARKETS		81,720,752

Consumer Finance - 8.0%
Consumer Finance - 8.0%
Capital One Financial Corp.	225,900	15,370,236
Discover Financial Services	171,200	8,133,712
OneMain Holdings, Inc.	154,500	3,604,485
SLM Corp.	585,300	4,436,574
		31,545,007
Diversified Financial Services - 1.4%
Multi-Sector Holdings - 1.4%
Cannae Holdings, Inc. (b)	147,200	5,421,376
Insurance - 23.6%
Insurance Brokers - 3.9%
Arthur J. Gallagher & Co.	104,800	9,880,544
Willis Group Holdings PLC	26,769	5,431,430
		15,311,974
Life & Health Insurance - 3.5%
CNO Financial Group, Inc. (a)	289,300	4,151,455
MetLife, Inc.	178,300	6,420,583
Primerica, Inc.	26,400	3,000,096
		13,572,134
Multi-Line Insurance - 6.0%
American International Group, Inc.	403,000	12,114,180
Assurant, Inc.	37,900	3,887,782
Hartford Financial Services Group, Inc.	202,100	7,738,409
		23,740,371
Property & Casualty Insurance - 10.2%
Allstate Corp.	77,600	7,590,056
First American Financial Corp.	76,800	3,877,632
Old Republic International Corp.	380,500	5,931,995
The Travelers Companies, Inc.	211,500	22,626,270
		40,025,953

TOTAL INSURANCE		92,650,432

IT Services - 3.4%
Data Processing & Outsourced Services - 3.4%
Black Knight, Inc. (b)	32,800	2,524,944
Computer Services, Inc.	38,681	1,931,729
Fidelity National Information Services, Inc.	32,100	4,456,443
Visa, Inc. Class A	23,000	4,490,520
		13,403,636
Mortgage Real Estate Investment Trusts - 2.7%
Mortgage REITs - 2.7%
AGNC Investment Corp.	812,700	10,516,338
Professional Services - 1.5%
Research & Consulting Services - 1.5%
Equifax, Inc.	37,900	5,819,924
Thrifts & Mortgage Finance - 5.0%
Thrifts & Mortgage Finance - 5.0%
Essent Group Ltd.	275,100	9,092,055
MGIC Investment Corp.	642,900	5,278,209
NMI Holdings, Inc. (b)	338,400	5,199,516
		19,569,780
TOTAL COMMON STOCKS
(Cost $419,506,199)		387,222,855

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.11% (c)	3,965,500	3,966,293
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	3,270,548	3,270,875
TOTAL MONEY MARKET FUNDS
(Cost $7,237,168)		7,237,168
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $426,743,367)		394,460,023
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,653,522)
NET ASSETS - 100%		$391,806,501

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,239
Fidelity Securities Lending Cash Central Fund	1,073
Total	$2,312

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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